Commitments and contingencies (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Commitments and Contingencies Disclosure [Abstract]
Rental and leases expense incurred	$ 109	$ 100	$ 114
Standard product warranty description	three years coverage; an obligation to repair, replace or refund; and a maximum payment obligation tied to the price paid for our products
Standard product warranty coverage (in years)	3 years
Operating leases [Abstract]
2012	102
2013	77
2014	55
2015	48
2016	36
Thereafter	118
Capitalized software licenses [Abstract]
2012	73
2013	35
2014	31
2015	12
2016	0
Thereafter	0
Purchase commitments [Abstract]
2012	215
2013	97
2014	20
2015	4
2016	2
Thereafter	10
Discontinued operation - indemnification obligation potential exposure	$ 200